ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2014
Receivables
Schedule of accounts receivable
	As of December 31,
	2013	2014
	RMB	RMB	US$
Accounts receivable	100,500	263,577	42,481
Allowance for doubtful accounts	(72)	(3,230)	(521)
	100,428	260,347	41,960

Schedule of movement of the allowance for doubtful receivables

	As of December 31,
	2013	2014
	RMB	RMB	US$
Balance at the beginning of the year	—	72	12
Additions charged to general and administrative expenses	72	3,230	521
Write-off during the year	—	(72)	(12)
Balance at the end of the year	72	3,230	521